Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expenses and Other Current Assets
Schedule of prepaid expenses and other current assets

	As of December 31,
	2019	2020
	US$	US$
Value added tax recoverable	3,750,491	5,498,400
Other receivables	1,575,467	3,875,800
Advance to suppliers	1,545,793	882,793
Others	976,043	1,816,233
Prepaid expenses and other current assets	7,847,794	12,073,226